Long-Term Debt - Terms and Covenants (Details)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 HSBC Bank Plc	Jun. 18, 2013 Nordea Bank Finland Plc
Debt Instrument [Line Items]
Amended Facilities Conditions / Extension of Existing Waivers

On August 21, 2013, the Company agreed with HSBC Bank Plc to extend the existing waivers relating to the financial covenants of EBITDA coverage ratio and interest coverage ratio for two quarters. More specifically, the expiration date of the respective waivers was extended from January 1, 2014 to July 1, 2014.

On June 18, 2013, the Company signed an amending agreement with the syndicate led by Nordea Bank Finland Plc (“Nordea”), in relation to the secured loan facility dated May 5, 2011. The amending agreement removed the condition precedent relating to the full repayment of the outstanding loan due from Box Ships before the drawdown of the undrawn portion of the facility. In addition, the undrawn portion of the facility relating to the M/V Priceless Seas and Hull no. 625 was amended to be the lower of $25,394,427 (decreased from $33,802,880) and an amount equal to 65% of the aggregate fair value of the respective vessels and the already mortgaged vessels, the M/V Prosperous Seas and the M/V Precious, less the outstanding loan amount prior to the proposed drawdown date. Under the facility, the Company is only permitted to drawdown the undrawn portion of the facility if no event of default has occurred or would result from the borrowing of the loan.

Covenant Compliance

As of June 30, 2013, the Company was in compliance with all of its debt covenants. On January 1, 2014, several of the waivers obtained following the completion of the Company’s debt restructuring expire. Given the current drybulk market, it is probable that the Company will not be in compliance with the EBITDA coverage ratio contained in one of its loan and credit facilities, as of March 31, 2014 and June 30, 2014, unless the chartering market experiences a significant improvement between now and then. Thus, as of June 30, 2013, the Company has classified its long-term debt as current, along with the associated restricted cash, deferred financial fees and interest rate swap assets and liabilities, as discussed in Note 3. The Company is currently in negotiations with its respective lender to extend the waiver period of the aforementioned covenant.